Non-controlling Interests (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 125,751,551	$ 123,357,563
Bebidas del Paraguay S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	17,624,239	18,191,399
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	20,347,714	16,440,129
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	6,684,320	5,740,305
Compañía Pisquera de Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	4,898,600	4,717,811
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	72,189,322	75,092,267
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	680,303	799,111
Distribuidora del Paraguay S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	2,806,825	2,197,241
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 520,228	$ 179,300